Segment Reporting - Summary of Geographical Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of geographical areas [line items]
Revenue	$ 51,262	$ 55,658	$ 53,817
Non-current assets	85,960	78,024	77,945
Unallocated assets [member]
Disclosure of geographical areas [line items]
Non-current assets	1,200	1,296	1,171
Australia [member]
Disclosure of geographical areas [line items]
Revenue	2,545	2,393	1,702
Non-current assets	50,619	48,991	51,961
Europe [member]
Disclosure of geographical areas [line items]
Revenue	1,121	1,702	1,961
China [member]
Disclosure of geographical areas [line items]
Revenue	32,083	34,752	31,205
Japan [member]
Disclosure of geographical areas [line items]
Revenue	4,177	4,557	6,971
India [member]
Disclosure of geographical areas [line items]
Revenue	2,661	3,371	3,447
South Korea [member]
Disclosure of geographical areas [line items]
Revenue	2,664	3,069	2,997
Rest of Asia [member]
Disclosure of geographical areas [line items]
Revenue	3,331	3,749	3,583
North America [member]
Disclosure of geographical areas [line items]
Revenue	2,251	1,601	1,382
Non-current assets	9,459	6,979	5,081
South America [member]
Disclosure of geographical areas [line items]
Revenue	429	464	569
Non-current assets	23,940	19,927	19,047
Rest of world [member]
Disclosure of geographical areas [line items]
Non-current assets	$ 742	$ 831	$ 685